Segment Analysis	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Segment Analysis [Abstract]
Segment Analysis

Note 13 – Segment Analysis

In 2011, management reorganized the operations along two new operating segments – Performance Marketing and Web Properties. Prior to 2011, our two segments were classified as Exchange and Direct segments

We are an Internet marketing services business separated into two reporting segments: Performance Marketing and Web Properties. The Performance Marketing Segment includes both the technologies and networks required to facilitate B2B transactions. The Web Properties includes both the products and websites required to market to consumers online including our owned and operated websites, a lead generation business and a data collection and distribution business.

MSA, RESO and iLead (see Note 10) are reported as discontinued operations in the consolidated financial statements for 2011 and 2010.

Listed below is a presentation of net revenue, gross profit and earnings (loss) before interest, taxes, and depreciation and amortization, and stock based payments for all reportable segments for the three and nine months ended September 30, 2011 and 2010. We currently only track certain assets at the segment level and therefore assets by segment are not presented below. The Corporate category in the "Earnings (Loss) before Interest, Taxes, Depreciation and Amortization, and Stock Based Payments" from continuing operations table consists of corporate expenses not allocated to any segment. Note that the "Earnings (Loss) before Interest, Taxes, Depreciation and Amortization, and Stock Based Payments" is not a measure of performance defined in accordance with GAAP.

Net Revenue by Industry Segment

	Three Months Ended September 30				Nine Months Ended September 30
	2011		2010		2011		2010
Segment:	Amount	Percent	Amount	Percent	Amount	Percent	Amount	Percent
Performance marketing	$5,349,220	65.2%	$10,630,826	74.5%	$18,723,897	64.1%	$26,017,902	74.4%
Web properties	2,853,896	34.8%	3,639,459	25.5%	10,485,749	35.9%	8,956,467	25.6%

Total Revenue	$8,203,116	100.0%	$14,270,285	100.0%	$29,209,646	100.0%	$34,974,369	100.0%

Gross Profit by Industry Segment

	Three Months Ended September 30		Nine Months Ended September 30
Segment:	2011	2010	2011	2010
Performance marketing	$1,421,929	$2,743,390	$4,610,714	$6,387,973
Web properties	2,145,279	3,072,761	8,492,745	7,187,559

Total	$3,567,208	$5,816,151	$13,103,459	$13,575,532

Earnings before Interest, Taxes, Depreciation and Amortization, and Stock Based Payments by Industry Segment

	Three Months Ended September 30		Nine Months Ended September 30
Segment:	2011	2010	2011	2010
Performance marketing	$814,500	$2,246,111	$2,869,033	$4,839,682
Web properties	257,156	710,874	189,768	2,117,307
Corporate	(984,076)	(1,719,108)	(3,102,239)	(5,582,868)

Total	$87,580	$1,237,877	$(43,438)	$1,374,121

Note 17 – Segment Analysis

The Company is an Internet marketing services business separated into two reporting segments: Performance Marketing and Web Properties. The Performance Marketing segment includes both the technologies and networks required to facilitate business to business transactions. The Web Properties segment includes both the products and websites required to market to consumers online, a lead generation business and data collection and distribution.

Listed below is a presentation of the unaudited revenue, gross profit and earnings (loss) before interest, taxes, depreciation and amortization and stock based compensation for all reportable industry segments for the years ended December 31, 2010 and 2009. The Company currently only tracks certain assets at the segment level and therefore assets by segment are not presented below. The Corporate category in the "Earnings (Loss) before Interest, Taxes, Depreciation and Amortization, and Stock Based Compensation" table consists of corporate expenses not allocated to any segment.

Net Revenue by Industry Segment

	2010		2009
Segment:	Amount	Percent	Amount	Percent
Performance Marketing	$35,449,243	72.4%	$28,842,342	72.5%
Web Properties	13,520,604	27.6%	10,964,765	27.5%

Total	$48,969,847	100.0%	$39,807,107	100.0%

Gross Profit by Industry Segment

Segment:	2010	2009
Performance Marketing	$8,562,971	7,597,315
Web Properties	11,151,566	7,436,085

Total	$19,714,537	$15,033,400

Earnings before Stock-Based Compensation, Interest, Taxes, Depreciation and Amortization and Impairment Charges by Industry Segment

Segment:	2010	2009
Performance Marketing	$4,258,863	$2,387,710
Web Properties	2,772,692	3,325,165
Corporate	(4,850,124)	(4,340,546)

Total	$2,181,431	$1,372,329